Investment Strategy - PGIM Jennison Energy Infrastructure Fund	Nov. 30, 2024
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in U.S. and non-U.S. securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and “C” corporations (“C-Corps”). Energy infrastructure companies are companies that generally own and operate assets that are used in the energy and utilities sectors, including those used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operating, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity (including renewables), or that provide energy related equipment or services. The Fund generally relies on the Global Industry Classification Standard (“GICS”) published by Standard & Poor’s (“S&P”), as it may be amended from time to time, in determining whether an issuer is an energy infrastructure company. S&P classifies companies quantitatively and qualitatively. Each company is assigned a single GICS classification according to its principal business activity. S&P uses revenues as a key factor in determining a firm's principal business activity. Earnings and market, however, are also recognized as important and relevant information for classification purposes. The Fund may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs that qualify. The Fund’s MLP investments will include, but are not limited to: MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”); MLPs that are taxed as “C” corporations; institutional units (“I-Units”) issued by MLP affiliates; parent companies of MLPs; shares of companies owning MLP general partnership interests and other securities representing indirect beneficial interest ownership interests in MLP common units; “C” corporations that hold significant interests in MLPs; and other equity and fixed income securities and derivative instruments, including pooled investment vehicles including but not limited to exchange-traded funds and/or mutual funds and exchange-traded products (“ETPs”), that provide exposure to MLP investments or have economic characteristics similar to MLP investments. In deciding which stocks to buy, the subadviser relies on proprietary fundamental research, focused on the discovery of quality companies with predictable and sustainable cash flows. In narrowing the investment universe, the investment team compares prospective candidates’ competitive positioning, including strategically located assets; distribution coverage ratios; organic growth opportunities; expected dividend or distribution growth; the quality of the management team; balance sheet strength; and the support of the general partner. Valuation and the investment’s degree of liquidity factor into the portfolio managers’ decision calculus, as well. The team also monitors wider industry dynamics and interacts continually with the subadviser’s Natural Resources investment professionals to gain insights into emerging trends, such as the anticipation of an acceleration or reduction in production of particular oil and gas assets or a shift in regulatory or tax policy, which could affect potential or current positions. The Fund’s investments may include equity and equity-related securities, including common stocks; nonconvertible preferred stocks; convertible securities—like bonds, corporate notes and preferred stocks—that can convert into the company’s common stock, the cash value of common stock, or some other equity security; American Depositary Receipts (“ADRs”); American Depositary Shares (“ADSs”) and other similar receipts or shares, in both listed and unlisted form and other similar securities; warrants and rights that can be exercised to obtain stocks; equity securities of real estate investment trusts (“REITs”); investments in various types of business ventures, including partnerships and joint ventures; and similar securities. The Fund intends to elect to be taxed as a regulated investment company (“RIC”) rather than a “C” corporation and comply with all RIC-related restrictions including limiting its investments in qualified publicly-traded partnerships to no more than 25% of its total assets, thereby avoiding taxation as a “C” corporation under the Internal Revenue Code. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.